Form N-CSR Cover	12 Months Ended
Dec. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.
Entity Central Index Key	0000819930
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025